Commitments and Contingencies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Apr. 23, 2015
Commitments and Contingencies [Line Items]
Brokerage commission percentage	1.25%
Allowance for doubtful accounts	$ 100,000	$ 0
LS shareholders [Member]
Commitments and Contingencies [Line Items]
Make-whole right	Make-Whole Right and Financial Guarantee: In the event that subsequent to the Merger, the Company completes a primary common share financing (a “Future Pyxis Offering”) at an offering price per share (the “New Offering Price”) lower than the valuation ascribed to the share of the Company’s common stock received by the former LS stockholders pursuant to the Agreement and Plan of Merger (the “Consideration Value”), the Company will be obligated to make “whole” the former LS stockholders as of April 29, 2015 (the “Make-Whole Record Date”) pursuant to which such LS stockholders will be entitled to receive additional shares of the Company’s common stock to compensate them for the difference between the New Offering Price and the Consideration Value (the “Make-Whole Right”). The Make-Whole Right shall only apply to the first Future Pyxis Offering following the closing of the Merger which results in gross proceeds to the Company of at least $5,000, excluding any proceeds received from any shares purchased or sold by Maritime Investors or its affiliates. In addition, the Make-Whole Right provides that should the Company fail to complete a Future Pyxis Offering within a date which is three years from the date of the closing of the Merger, each former LS stockholder who has held his Company shares continuously from the date of the Make-Whole Record Date (the “Legacy LS Stockholders”) until the expiration of such three year period, will have a 24-hour option (the “Put Period”) to require the Company to purchase from such Legacy LS Stockholders, a pro rata amount of the Company’s common stock that would result in aggregate gross proceeds to the Legacy LS Stockholders, in an amount not to exceed $2,000; provided that in no event shall a Legacy LS Stockholder receive an amount per share greater than the Consideration Value (the “Financial Guarantee”).
Make Whole Right [Member] | LS shareholders [Member]
Commitments and Contingencies [Line Items]
Gross proceeds from common share offering	$ 5,000,000
Maximum consideration value	$ 2,000,000
Closing price of stock	$ 2.60
Consideration Value			$ 4.30
Maximum [Member] | Make Whole Right [Member] | LS shareholders [Member]
Commitments and Contingencies [Line Items]
Shares issuable	609,228
Maritime [Member]
Commitments and Contingencies [Line Items]
Brokerage commission percentage	1.25%
Litigation escrow deposit	$ 300,000
Allowance for doubtful accounts	$ 100,000